Prepaid expenses (Tables)	9 Months Ended
Jun. 30, 2026
Prepaid expenses
Schedule of Prepaid Expenses
	June 30, 2026	September 30, 2025
Prepaid expenses	$321	187
Prepaid insurance	42	5
Prepaid purchases	11,094	5,825
Deposits for Jamestown equipment	21,100	6,608
	$32,557	12,625